Document and Entity Information	Feb. 14, 2024
Document Type	8-K
Document Period End Date	Feb. 14, 2024
Entity File Number	001-40021
Entity Registrant Name	AEON Biopharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3940478
Entity Address State Or Province	CA
Entity Address, Address Line One	5 Park Plaza
Entity Address, Adress Line Two	Suite 1750
Entity Address, City or Town	Irvine
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	354-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837607
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AEON
Security Exchange Name	NYSEAMER
Warrant [Member]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	AEON WS
Security Exchange Name	NYSEAMER